DWS Enhanced Commodity Strategy Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended
	Sep. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%		5.73%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	0.91%		(0.49%)
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.99%	3.46%		1.20%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.10%	7.52%		3.57%
Performance Inception Date	Feb. 14, 2005
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.83%	8.02%		3.43%
Performance Inception Date	Feb. 14, 2005
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.79%	9.16%	3.76%
Performance Inception Date	Jun. 01, 2016
Class R6 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.09%
Class R6 | Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%	5.06%
INST Class | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.95%	9.17%		4.55%
Performance Inception Date	Feb. 14, 2005
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		11.67%	9.02%		4.40%
Performance Inception Date	Feb. 14, 2005